Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets

	December 31, 2018
	Cost $	Accumulated amortization $	Net book value $
Software development costs	24,963	9,226	15,737
Acquired technology and customer relationships	16,051	8,221	7,830
Purchased software	6,973	4,503	2,470
Domain names	591	556	35
	48,578	22,506	26,072

	December 31, 2017
	Cost $	Accumulated amortization $	Net book value $
Software development costs	12,297	5,394	6,903
Acquired technology and customer relationships	12,935	3,382	9,553
Purchased software	3,752	3,080	672
Domain names	591	509	82
	29,575	12,365	17,210

Internal software development costs of $12,666 and $5,547 were capitalized during the years ended December 31, 2018 and 2017, respectively, and are classified within software development costs as an intangible asset. Amortization expense related to the capitalized internally developed software was $3,832 and $2,837 for the years ended December 31, 2018 and 2017, respectively, and is included in cost of revenues and general and administrative expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
The following table illustrates the classification of amortization expense related to intangible assets in the Consolidated Statements of Operations and Comprehensive Loss:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Cost of revenues	9,720	5,983
Sales and marketing	252	312
Research and development	60	299
General and administrative	109	208
	10,141	6,802

Estimated future amortization expense related to intangible assets, as at December 31, 2018 is as follows:

Fiscal Year	Amount $
2019	13,296
2020	9,508
2021	3,053
2022	215
Total	26,072